State of Maryland Department of Assessments and Taxation Charter Division	Robert L. Ehrlich, Jr. Governor C. John Sullivan, Jr. Director Paul B. Anderson Administrator

Date: 11/08/2006

VENABLE LLP

AB COHEN

1800 MERCANTILE BANK & TRUST BLDG

2 HOPKINS PLZ

BALTIMORE  MD 21201-2930

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	PETROLEUM & RESOURCES CORPORATION
DEPARTMENT ID	:	D00736702
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT AND RESTATEMENT
DATE FILED	:	11-08-2006
TIME FILED	:	04:04 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$70.00
COPY FEE	:	$32.00
FILING NUMBER	:	1000361993887318
CUSTOMER ID	:	0001871886
WORK ORDER NUMBER	:	0001314924

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395
Telephone (410)767-4950 / Toll free in Maryland (888)246-5941
MRS (Maryland Relay Service) (800)735-2258 TT/Voice- Fax (410)333-7097
Website: www.dal.state.md.us

0004274950 CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	U
EFFECTIVE DATE:	11-08-2006
PRINCIPAL OFFICE:	7 ST. PAUL STREET BALTIMORE MD 21202
RESIDENT AGENT:	LAWRENCE L. HOOPER, JR., 7 ST. PAUL STREET SUITE 1140 BALTIMORE MD 21202

PETROLEUM & RESOURCES CORPORATION

ARTICLES OF AMENDMENT AND RESTATEMENT

FIRST:           Petroleum & Resources Corporation, a Maryland corporation (the “Corporation”), desires to amend and restate its charter as currently in effect and as hereinafter amended.

SECOND:      The following provisions are all the provisions of the charter currently in effect and as hereinafter amended:

ARTICLE I

NAME

The name of the corporation (the “Corporation”) is:

Petroleum & Resources Corporation

ARTICLE II

PURPOSE

The purposes for which the Corporation is formed are to conduct and carry on the business of a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and to engage in any other lawful act or activity for which corporations may be organized under the general laws of the State of Maryland as now or hereafter in force.

ARTICLE III

PRINCIPAL OFFICE IN STATE AND RESIDENT AGENT

The address of the principal office of the Corporation in this State is 7 St. Paul Street, Baltimore, Maryland 21202. The name and address of the resident agent of the Corporation are Lawrence L. Hooper, Jr., 7 St. Paul Street, Suite 1140, Baltimore, Maryland 21202.

ARTICLE IV

PROVISIONS FOR DEFINING, LIMITING

AND REGULATING CERTAIN POWERS OF THE

CORPORATION AND OF THE STOCKHOLDERS AND DIRECTORS

Section 4.1 Number and Election of Directors. The business and affairs of the Corporation shall be managed under the direction of the Board of Directors. The number of directors of the Corporation is 10, which number may be increased or decreased only by the Board of Directors pursuant to the Bylaws, but shall never be less than three. The names of the directors who shall serve until their successors are duly elected and qualify are:

Enrique R. Arzac	Thomas H. Lenagh

Phyllis O. Bonanno	Kathleen T. McGahran

Daniel E. Emerson	Douglas G. Ober

Prederic A. Escherich	John J. Roberts

Roger W. Gale	Craig R. Smith

Pursuant to the Corporation's election to be subject to Section 3-804(b) and (c) of the Maryland General Corporation Law (the “MGCL”), but subject to applicable requirements of the 1940 Act and except as may be provided by the Board of Directors in setting the terms of any class or series of Preferred Stock (as hereinafter defined), any and all vacancies on the Board of Directors may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy shall serve for the remainder of the full term of the directorship in which such vacancy occurred and until a successor is duly elected and qualifies.

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The Bylaws of the Corporation may provide for the election of a director by a plurality of all the votes cast in the election of a director, a majority or other percentage of all the votes entitled to be cast in the election of a director or by any other vote, in any case an specified in the Bylaws and as may vary as specified in the Bylaws depending upon whether the election of directors is contested.

Section 4.2 Extraordinary Actions. Except as specifically provided in Section 6.2 (relating to certain actions and certain amendments to the charter), notwithstanding any provision of law permitting or requiring any action to be taken or approved by the affirmative vote of the holders of shares entitled to cast a greater number of votes, any such action shall be effective and valid if declared advisable by the Board of Directors and taken or approved by the affirmative vote of holders of shares entitled to cast a majority of all the votes entitled to be cast on the matter.

Section 4.3 Authorization by Board of Stock Issuance. The Board of Directors may authorize the issuance from time to time of shares of stock of the Corporation of any class or series, whether now or hereafter authorized, or securities or rights convertible into shares of its stock of any class or series, whether now or hereafter authorized, for such consideration, if any, as the Board of Directors may deem advisable (or without consideration in the case of a stock split or stock dividend), subject to such restrictions or limitations, if any, as may be set forth in the charter or the Bylaws.

Section 4.4 Quorum. The presence in person or by proxy of the holders of shares of stock of the Corporation entitled to cast a majority of the votes entitled to be cast on a matter (without regard to class) shall constitute a quorum at any meeting of stockholders with respect to such matter, except with respect to any such matter that, under applicable statutes or regulatory requirements or the charter, requires approval by a separate vote of the holders of one or more classes of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. Notwithstanding the foregoing, the Bylaws may provide for a greater or lesser quorum requirement provided that such requirement shall not be less than one-third nor more than two-thirds of the votes entitled to be cast on a matter (without regard to class).

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Section 4.5 Preemptive Rights. Except as may be provided by the Board of Directors in setting the terms of classified or reclassified shares of stock pursuant to Article V of the charter or as may otherwise be provided by contract, no holder of shares of stock of the Corporation shall, as such holder, have any preemptive right to purchase or subscribe for any additional shares of stock of the Corporation or any other security of the Corporation that it may issue or sell.

Section 4.6 Determinations by Board. Any determination as to any of the following matters, made in good faith by or pursuant to the direction of the Board of Directors consistent with the charter, shall be final and conclusive and shall be binding upon the Corporation and every holder of shares of its stock; the amount of the net income of the Corporation for any period and the amount of assets at any time legally available for the payment of dividends, redemption of its stock or the payment of other distributions on its stock; the amount of paid-in surplus, net assets, other surplus, annual or other cash flow, net profit, net assets in excess of capital, undivided profits or excess of profits over losses on sales of assets; the amount, purpose, time of creation, increase or decrease, alteration or cancellation of any reserves or charges and the propriety thereof (whether or not any obligation or liability for which such reserves or charges shall have been created shall have been paid or discharged); any interpretation of the terms, preferences, conversion or other rights, voting powers or rights, restrictions, limitations as to dividends or other distributions, qualifications or terms or conditions of redemption of any class or series of stock of the Corporation; the fair value, or any sale, bid or asked price to be applied in determining the fair value, of any asset owned or held by the Corporation or of any shares of stock of the Corporation; the number of shares of stock of any class or series of the Corporation; any matter relating to the acquisition, holding and disposition of any assets by the Corporation; or any other matter relating to the business and affairs of the Corporation or required or permitted by applicable law, the charter or Bylaws or otherwise to be determined by the Board of Directors.

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ARTICLE V

STOCK

Section 5.1 Authorized Shares. The Corporation has authority to issue 55,000,000 shares of stock, consisting of 50,000,000 shares of Common Stock, $.001 par value per share (the “Common Stock”), and 5,000,000 shares of Preferred Stock, $.001 par value per share (the “Preferred Stock”). The aggregate par value of all authorized shares of stock having par value is $55,000. If shares of one class or series of stock are classified or reclassified into shares of another class or series of stock pursuant to this Article V, the number of authorized shares of the former class or series shall be automatically decreased and the number of shares of the latter class or series shall be automatically increased, in each case by the number of shares so classified or reclassified, so that the aggregate number of shares of stock of all classes or series that the Corporation has authority to issue shall not be more than the total number of shares of stock set forth in the first sentence of this paragraph. A majority of the entire Board of Directors, without any action by the stockholders of the Corporation, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Corporation has authority to issue.

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Section 5.2 Common Stock. The Board of Directors may reclassify any unissued shares of Common Stock from time to time in one or more classes or series of stock.

Section 5.3 Preferred Stock. The Board of Directors may classify any unissued shares of stock and reclassify any previously classified but unissued shares of stock of any class or series from time to time, in one or more classes or series of stock, including Preferred Stock.

Section 5.4 Classified or Reclassified Shares. Prior to issuance of classified or reclassified shares of any class or series, the Board of Directors by resolution shall: (a) designate that class or series to distinguish it from all other classes and series of stock of the Corporation; (b) specify the number of shares to be included in the class or series; (c) set or change, subject to the express terms of any class or series of stock of the Corporation outstanding at the time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each class or series; and (d) cause the Corporation to file articles supplementary with the State Department of Assessments and Taxation of Maryland (“SDAT”). Any of the terms of any class or series of stock set or changed pursuant to clause (c) of this Section 5.4 may be made dependent upon facts or events ascertainable outside the charter (including determinations by the Board of Directors or other facts or events within the control of the Corporation) and may vary among holders thereof, provided that the manner in which such facts, events or variations shall operate upon the terms of such class or series of stock is clearly and expressly set forth in the articles supplementary or other charter document filed with the SDAT.

6

Section 5.5 Charter and Bylaws. The rights of all stockholders and the terms of all stock are subject to the provisions of the charter and the Bylaws. The Board of Directors of the Corporation shall have the exclusive power to make, alter, amend or repeal the Bylaws.

ARTICLE VI

AMENDMENTS; CERTAIN EXTRAORDINARY TRANSACTIONS

Section 6.1 Amendments Generally. The Corporation reserves the right from time to time to make any amendment to its charter, now or hereafter authorized by law, including any amendment altering the terms or contract rights, as expressly set forth in the charter, of any shares of outstanding stock. All rights and powers conferred by the charter on stockholders, directors and officers are granted subject to this reservation.

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Section 6.2 Approval of Certain Extraordinary Actions and Charter Amendments.

(a)  The affirmative vote of the holders of two-thirds of the total number of shares outstanding and entitled to vote shall be necessary to authorize any of' the following actions: (i) a merger or consolidation with an open-end investment company, (ii) the dissolution of the Corporation, (iii) the transfer of all or substantially all of the assets of the Corporation, (iv) any amendment to the Charter that makes the Common Stock a redeemable security (as such term is defined in the 1940 Act) or reduces the two-thirds vote required to authorize the actions listed in this paragraph or (v) a merger or consolidation with a corporation whose charter does not require the vote of at least two thirds of each class of stock entitled to be cast to approve the actions listed in this paragraph.

(b)  The affirmative vote of the holders of shares entitled to cost at least two-thirds of the votes entitled to be cast on the matter, each class voting as a separate class, shall be necessary to effect any amendment to Section 4.1, Section 4.2, Section 6.1, this Section 6.2(b) or 6.2(e); provided, however, that, if the Continuing Directors (as defined herein), by a vote of at least two-thirds of such Continuing Directors, in addition to approval by the Board of Directors, approve such amendment, the affirmative vote of the holders of a majority of the votes entitled to be cast shall be sufficient to approve such matter.

(c) Continuing Directors. “Continuing Directors” means (i) the directors identified in Section 4.1, (ii) the directors whose nomination for election by the stockholders or whose election by the directors to fill vacancies is approved by a majority of the directors identified in Section 4.1, who are on the Board at the time of the nomination or election, as applicable, or (iii) any successor directors whose nomination for election by the stockholders or whose election by the directors to fill vacancies is approved by a majority of the Continuing Directors or successor Continuing Directors, who are on the Board at the time of the nomination or election, as applicable.

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ARTICLE VII

LIMITATION OF LIABILITY; INDEMNIFICATION AND ADVANCE OF EXPENSES

Section 7.1 Limitation of Liability. To the fullest extent that applicable law (including the MGCL and the 1940 Act), as in effect from time to time, permits the limitation or elimination of the liability of directors and officers, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for money damages. No amendment to or repeal of this Article shall apply to or have any effect on the liability or alleged liability of any director or officer of the Corporation for or with respect to any acts or omissions of such director or officer occurring prior to such amendment or repeal.

Section 7.2 Indemnification and Advance of Expenses. The Corporation shall indemnify to the fullest extent permitted by applicable law (including the MGCL, and the 1940 Act), as in effect from time to time, any person who was or is involved in any manner (including, without limitation, as a party or a witness), or is threatened to be made so involved, in any investigation, claim, action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director or officer or, at the option of the Board of Directors in any particular case, an employee or agent of the Corporation or serves or served all the request of the Corporation any other enterprise as a director, officer, partner or trustee, or, at the option of the Board of Directors in any particular ease, an employee or agent. To the fullest extent permitted by applicable law (including the MGCL and the 1940 Act), as in effect from time to time, expenses incurred by, any such person in connection with any such investigation, claim, action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any director or officer by this Article shall be enforceable against the Corporation by any such director or officer, who shall be presumed to have relied upon it in serving or continuing to serve as a director or officer as provided above. No amendment to or repeal of this Article shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment or repeal.

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Section 7.3 1940 Act. The provisions of this Article VII shall be subject to the 1940 Act.

Section 7.4 Amendment or Repeal. Neither the amendment nor repeal of this Article VII, nor the adoption or amendment of any other provision of the charter or Bylaws inconsistent with this Article VII, shall apply to or affect in any respect the applicability of the preceding sections of this Article VII with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

THIRD: The amendment to and restatement of the charter as hereinabove set forth was approved by a majority of the entire Board of Directors and approved by the stockholders of the Corporation as required by law.

FOURTH: The current address of the principal office of the Corporation is as set forth in Article III of the foregoing amendment and restatement of the charter.

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FIFTH: The name and address of the Corporation’s current resident agent is as set forth in Article III of the foregoing amendment and restatement of the charter.

SIXTH: The number of directors of the Corporation and the names of those currently in office are as set forth in Article IV of the foregoing amendment and restatement of the charter.

SEVENTH: The total number of shares of stock which the Corporation had authority to issue immediately prior to this amendment and restatement was 55,000,000, consisting of 50,000,000 shares of Common Stock, $1.00 par value per share and 5,000,000 shares of Preferred Stock, no par value per share. The aggregate par value of all shares of stock having par value was $50,000,000.

 EIGHTH: The total number of shares of stock which the Corporation has authority to issue pursuant to the foregoing amendment and restatement of the charter is 55,000,000, consisting of 50,000,000 shares of Common Stock, $.001 par value per share, and 5,000,000 shares of Preferred Stock, $.001 par value per share. The aggregate par value of all authorized shares of stock having par value is $55,000.

NINTH: The undersigned President acknowledges these Articles of Amendment and Restatement to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned President acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

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IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment and Restatement to be signed in its name and on its behalf by its President and attested to by its Secretary on this 8th day of November, 2006.

ATTEST:	PETROLEUM & RESOURCES CORPORATION

/s/ Lawrence L. Hooper, Jr.	By:	/s/ Douglas G. Ober	(SEAL)
Lawrence L. Hooper, Jr.		Douglas G. Ober
Secretary		President

12

CORPORATE CHARTER APPROVAL SHEET
**EXPEDITED SERVICE**      ** KEEP WITH DOCUMENT **

DOCUMENT CODE 13	BUSINESS CODE 03

#	W00736702

Close _____	Stock ___	Nonstock ____

P.A. ____	Religious ____

Merging (Transferor)

Surviving (Transferee)

Affix Barcode Label Here

Affix Barcode Label Here

New Name

FEES REMITTED

Base Fee:	100		Change of Name
Org. & Cap. Fee:		✓	Change of Principal Office
Expedite Fee:	70		Change of Resident Agent
Penalty:			Change of Resident Agent Address
State Recordation Tax:			Resignation of Resident Agent
State Transfer Tax:			Designation of Resident Agent
1 Certified Copies			and Resident Agent’s Address
Copy Fee:	32		Change of Business Code
_______ Certificates
Certificate of Status Fee:			Adoption of Assumed Name
Personal Property Filings:
Mail Processing Fee:
Other:			Other Change(s)

TOTAL FEES:	202

Credit Card ____	Check __✓__	Cash ____

______  Documents on ____Checks

Approved By:

Keyed By:

COMMENT(S):

Code 063

Attention:	AB Cohen

Mail: Name and Address

Stamp Work Order and Customer Number HERE

State of Maryland Department of Assessments and Taxation Charter Division	Lawrence J. Hogan, Jr. Governor Owen C. Charles Acting Director

Date: 03/27/2015

VENABLE LLP
SUITE 900
750 E. PRATT STREET
BALTIMORE MD 21202

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	ADAMS NATURAL RESOURCES FUND, INC.
DEPARTMENT ID	:	D00736702
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT / NAME CHANGE
DATE FILED	:	03-27-2015
TIME FILED	:	10:02 AM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$70.00
COPY FEE	:	$23.00
FILING NUMBER	:	1000362007734769
CUSTOMER ID	:	0003227964
WORK ORDER NUMBER	:	0004444544

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division
Baltimore Metro Area (410) 767-1350
Outside Metro Area (888) 246-5941

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395
Telephone (410)767-4950 / Toll free in Maryland (888)246-5941
MRS (Maryland Relay Service) (800)735-2258 TT/Voice- Fax (410)333-7097
Website: www.dat.maryland.gov	0009440855 CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	U
EFFECTIVE DATE:	03-27-2015
PRINCIPAL OFFICE:	7 ST. PAUL STREET BALTIMORE MD 21202
RESIDENT AGENT:	LAWRENCE L. HOOPER, JR.,
7 ST. PAUL STREET SUITE 1140 BALTIMORE MD 21202

COMMENTS:

THIS AMENDMENT RECORD INDICATES THE NAME CHANGE

FROM:	PETROLEUM & RESOURCES CORPORATION.
TO:	ADAMS NATURAL RESOURCES FUND, INC.

EFFECTIVE 12:01 AM ON 3/31/15

PETROLEUM & RESOURCES CORPORATION

ARTICLES OF AMENDMENT

Petroleum & Resources Corporation, a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: Article I of the charter of the Corporation (the “Charter”) is hereby amended to change the name of the Corporation to:

Adams Natural Resources Fund, Inc.

SECOND: The foregoing amendment to the Charter was approved by a majority of the entire Board of Directors of the Corporation, and the amendment is limited to a change expressly authorized by Section 2-605 of the Maryland General Corporation Law to be made without action by the stockholders.

THIRD: These Articles of Amendment will become effective at 12:01 a.m. on March 31, 2015.

FOURTH: The undersigned officer of the Corporation acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned officer acknowledges that, to the best of his. knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be executed in its name and on its behalf by its Chief Executive Officer and attested by its Secretary this 26th day of March, 2015.

ATTEST:	PETROLEUM & RESOURCES CORPORATION

/s/ Lawrence L. Hooper, Jr.	By:	/s/ Mark E. Stoeckle
Lawrence L. Hooper, Jr.		Mark E. Stoeckle
Secretary		Chief Executive Officer

CORPORATE CHARTER APPROVAL SHEET
**EXPEDITED SERVICE**      ** KEEP WITH DOCUMENT **

DOCUMENT CODE 09A	BUSINESS CODE 03

#	D-60736702

Close _____	Stock X	Nonstock ____

P.A. ____	Religious ____

Merging (Transferor)

Surviving (Transferee)

Affix Barcode Label Here

Affix Barcode Label Here

New Name	Adams Natural

Resources Fund, Inc.

FEES REMITTED

	Base Fee:	100	X	Change of Name
	Org. & Cap. Fee:			Change of Principal Office
	Expedite Fee:	70		Change of Resident Agent
	Penalty:			Change of Resident Agent Address
	Stale Recordation Tax:			Resignation of Resident Agent
	State Transfer Tax:			Designation of Resident Agent
1	Certified Copies			and Resident Agent’s Address
	Copy Fee:	23		Change of Business Code
______	Certificates
	Certificate of Status Fee:			Adoption of Assumed Name
	Personal Property Filings:
	Mail Processing Fee:
	Other:			Other Change(s)

	TOTAL FEES:	193

Credit Card ____	Check X	Cash ____

______Documents on ____Checks

Approved By:	13

Keyed By:

COMMENT(S):

Code 063

Attention:

Mail: Names and Address

Stamp Work Order and Customer Number HERE

DEPARTMENT OF
ASSESSMENTS AND TAXATION

Date: 06/04/2024

VENABLE LLP
SUITE 900
750 E PRATT ST
BALTIMORE MD 21202-3142

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	ADAMS NATURAL RESOURCES FUND, INC.
DEPARTMENT ID	:	D00736702
TYPE OF REQUEST	:	ARTICLES SUPPLEMENTARY
DATE FILED	:	06-04-2024
TIME FILED	:	09:00 AM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$23.00
FILING NUMBER	:	1000362014543989
CUSTOMER ID	:	0003983953
WORK ORDER NUMBER	:	0005200527

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202
Telephone (410)767-4950 / Toll free in Maryland (888)246-5941
MRS (Maryland Relay Service) (800)735-2258 TT/Voice
Website: www.dat.maryland.gov	0013701955 CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	U
EFFECTIVE DATE:	06-04-2024
PRINCIPAL OFFICE:	500 E PRATT STREET
SUITE 1300
BALTIMORE MD 21202
RESIDENT AGENT:	JANIS F. KERNS
500 E. PRATT STREET
SUITE 1300
BALTIMORE MD 21202

JUN 04 2024

ADAMS NATURAL RESOURCES FUND, INC.

ARTICLES SUPPLEMENTARY

Adams Natural Resources Fund, Inc., a Maryland corporation (the “Company”), hereby certifies to the State Department of Assessments and Taxation of Maryland (the “SDAT”) that:

FIRST: Under a power contained in Title 3, Subtitle 8 of the Maryland General Corporation Law (the “MGCL”), by resolutions duly adopted by the Board of Directors of the Company (the “Board”) and notwithstanding any other provision in the Company’s charter or Bylaws to the contrary, the Company elects to be subject to Section 3-803 of the MGCL, the repeal of which may be effected only by the means authorized by Section 3-802(b)(3) of the MGCL.

SECOND: The Company’s election to be subject to Section 3-803 of the MGCL has been approved by the Board in the manner and by the vote required by law.

THIRD: The undersigned officer acknowledges these Articles Supplementary to be the corporate act of the Company and, as to all matters or facts required to be verified under oath, the undersigned officer acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts arc true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

CUST ID : 0003983953
WORK ORDER: 0005200527
DATE: 06-04-2024 12:00 PM
AMT.  PAID: $568.00

JUN 04 2024

IN WITNESS WHEREOF, the Company has caused these Articles Supplementary to be executed in its name and on its behalf by its Chief Executive Officer and President and attested by its Secretary on this third day of June, 2024.

ATTEST:	ADAMS NATURAL RESOURCES FUND, INC.

/s/ Janis F. Kerns	By:	/s/ James P. Haynie
Janis F. Kerns		James P. Haynie
Secretary		Chief Executive Officer & President

CORPORATE CHARTER APPROVAL SHEET
**EXPEDITED SERVICE**      ** KEEP WITH DOCUMENT **

DOCUMENT CODE 16	BUSINESS CODE 03

#	D00736702

Close _____	Stock X	Nonstock ____

P.A. ____	Religious ____

Merging/Converting

Surviving/Resulting

Affix Barcode Label Here

Affix Text Label Here

New Name

FEES REMITTED

	Base Fee:	100	Change of Name
	Org. & Cap. Fee:		Change of Principal Office
	Expedite Fee:	445	Change of Resident Agent
	Penalty:		Change of Resident Agent Address
	Stale Recordation Tax:		Resignation of Resident Agent
	State Transfer Tax:		Designation of Resident Agent
1	Certified Copies		and Resident Agent’s Address
	Copy Fee:	23	Change of Business Code
_______	Certificates
	Certificate of Status Fee:		Adoption of Assumed Name
	Personal Property Filings:
	NP Fund:
	Other:		Other Change(s)

	TOTAL FEES:	568

Credit Card ____	Check X	Cash ____

______Documents on ____Checks

Approved By:	25

Keyed By:

COMMENT(S):

Code _____________

Attention:

Mail: Names and Address

CUST ID: 0003983953 WORK ORDER: 0005200527 DATE: 06-04-2024 12:00 PM AMT. PAID: $568.00